Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure of detailed information about financial instruments [abstract]
Summary of Expected Credit Loss Allowance

The movement in the expected credit loss allowance during the year was as follows:

	2023	2022
Balance, January 1,	$1,732	$585
Impairment loss recognized	437	1,167
Amounts written-off as uncollectible	(1,784)	(23)
Impairment loss reversed	(53)	(31)
Effect of movement in exchange rates	6	34
Balance, December 31,	$338	$1,732

Summary of Ageing of Trade Receivables

The ageing of trade receivables at December 31 was as follows:

	2023		2022
	Gross	Provision for Impairment	Gross	Provision for Impairment
Not past due	$214,897	$1	$224,872	$2
Past due 0 – 30 days	70,398	3	54,578	16
Past due 31 – 120 days	17,465	273	18,845	1,400
Past due more than 120 days	2,719	61	766	314
	$305,479	$338	$299,061	$1,732

Summary of Financial Instruments were Denominated in U S Dollars

The following financial instruments were denominated in U.S. dollars:

		2023				2022
		Canadian Operations		Foreign Operations		Canadian Operations		Foreign Operations
Cash	US	$9,539	US	$16,459	US	$264	US	$13,421
Accounts receivable		17		148,885		215		175,543
Accounts payable and accrued liabilities		(26,706)		(120,416)		(28,041)		(101,531)
Long-term liabilities, excluding long-term incentive plans (1)		—		(13,708)		—		(14,542)
Net foreign currency exposure	US	$(17,150)	US	$31,220	US	$(27,562)	US	$72,891
Impact of $0.01 change in the U.S. dollar to Canadian dollar exchange rate on net earnings (loss)		$(172)		$—		$(276)		$—
Impact of $0.01 change in the U.S. dollar to Canadian dollar exchange rate on comprehensive loss		$—		$312		$—		$729

(1) Excludes U.S. dollar long-term debt that has been designated as a hedge of the Corporation’s net investment in certain self-sustaining foreign operations.

Summary of Contractual Maturities of Financial Liabilities and Other Contractual Commitments	The following are the contractual maturities of the Corporation’s financial liabilities and other contractual commitments as at December 31, 2023:

	2024	2025	2026	2027	2028	Thereafter	Total
Accounts payable and accrued liabilities	$342,382	$—	$—	$—	$—	$—	$342,382
Share-based compensation	67,117	23,523	11,133	—	—	—	101,773
Long-term debt	2,848	12,096	376,345	582	7,272	529,904	929,047
Interest on long-term debt (1)	65,030	64,950	38,305	36,885	36,658	1,518	243,346
Commitments	105,803	87,116	27,267	8,651	5,800	10,748	245,385
Total	$583,180	$187,685	$453,050	$46,118	$49,730	$542,170	$1,861,933

(1) Excludes amortization of long-term debt issue costs.